(Re)Insurance contracts and investment contracts with discretionary participation features - Summary of Movement Schedules by Measurement Component (Detail) - EUR (€) € in Millions	6 Months Ended				12 Months Ended
	Jun. 30, 2026		Jun. 30, 2025		Dec. 31, 2025
Disclosure of movement by measurement component insurance reinsurance contracts and investment contracts [line items]
Opening assets	€ 18
Beginning balance	176,067
Opening net balance	176,049
Opening assets, Reinsurance	17,153
Opening liabilities, Reinsurance	195
Net opening balance, Investment contracts	21,281		€ 22,332		€ 22,332
Variable Fee Approach [Abstract]
Closing net balance	137,391				176,049
Closing assets	16				18
Closing balance	137,407				176,067
Closing assets, Reinsurance	17,374				17,153
Closing liabilities, Reinsurance	201				195
Net closing balance, Investment contracts	20				21,281
Reinsurance contracts held [member]
General Model [Abstract]
Interest accreted to insurance contracts	339	[1]	280	[2]
Revaluation of changes in non-financial assumptions and experience adjustments to current interest rates	(35)	[1]	(54)	[2]
Insurance contracts other than those to which premium allocation approach has been applied [member]
Disclosure of movement by measurement component insurance reinsurance contracts and investment contracts [line items]
Opening assets	18
Beginning balance	176,024
Opening net balance	176,006
Opening assets, Reinsurance	17,146
Opening liabilities, Reinsurance	195
Variable Fee Approach [Abstract]
Closing net balance	137,341				176,006
Closing assets	16				18
Closing balance	137,357				176,024
Closing assets, Reinsurance	17,365				17,146
Closing liabilities, Reinsurance	201				195
Insurance contracts other than those to which premium allocation approach has been applied [member] | Insurance contracts issued [member]
Disclosure of movement by measurement component insurance reinsurance contracts and investment contracts [line items]
Opening assets	18		125		125
Beginning balance	176,024		188,318		188,318
Opening net balance	176,006		188,193		188,193
Changes in estimates that adjust contractual service margin	0				0
Changes in estimates that adjust onerous contracts	859				1,098
New contracts issued – non-onerous	0				0
New contracts issued – onerous	29				42
Changes that relate to future service	888				1,139
Earnings released from contractual service margin	(431)				(930)
Release of risk adjustment	(132)				(278)
Experience adjustments on current service	(58)				439
Revenue recognised for incurred policyholder tax expenses	3				(11)
Changes that relate to current service	(618)				(780)
Changes that relate to past service	0				1
Experience adjustments on claims incurred	0				1
Insurance service result	270				361
General Model [Abstract]
Interest accreted to insurance contracts	1,493				3,021
Changes in interest rates and other financial assumptions	198				1,771
Revaluation of changes in non-financial assumptions and experience adjustments to current interest rates	(49)				(128)
Variable Fee Approach [Abstract]
Change in fair value of the underlying assets	4,309				14,316
Change in fulfilment value - risk mitigation option	(616)				(836)
Insurance finance income / (expenses)	5,334				18,143
Premiums received	6,651				14,405
Claims, benefits and expenses paid	(11,240)				(24,576)
Acquisition costs paid	(638)				(1,126)
Other	(11)				(30)
Cash flows	(5,238)				(11,326)
Disposal of a business	0				(7)
Transfers to disposal groups	(42,977)				0
Other movements	(42,977)				(7)
Net exchange differences	3,946				(19,358)
Closing net balance	137,341				176,006
Closing assets	16				18
Closing balance	137,357				176,024
Insurance contracts other than those to which premium allocation approach has been applied [member] | Reinsurance contracts held [member]
Disclosure of movement by measurement component insurance reinsurance contracts and investment contracts [line items]
Increase Decrease Through Reversals of Loss Recovery Component Insurance Contracts Liability Asset	1				0
Opening assets, Reinsurance	17,146		16,015		16,015
Opening liabilities, Reinsurance	195		303		303
Net opening balance, Reinsurance	16,950		15,712		15,712
Changes in estimates that adjust contractual service margin	0				0
Changes in estimates that relate to losses and reversals of losses on underlying onerous contracts	450				618
New reinsurance contracts recognized in the year	1				1
Changes that relate to future service	451				620
Earnings released from contractual service margin	(18)				(11)
Release of risk adjustment	(35)				(72)
Experience adjustments on current service	(26)				300
Changes that relate to current service	(79)				217
Variable Fee Approach [Abstract]
Net income/expenses of reinsurance held	372				837
Insurance finance income / (expenses)	162				683
Premiums paid, net of received fixed commission	628				4,950
Amounts received	(1,415)				(3,270)
Other	0				(1)
Cash flows	(788)				1,680
Transfers to disposal groups	4				0
Net exchange differences	464				(1,961)
Net closing balance, Reinsurance	17,164				16,950
Closing assets, Reinsurance	17,365				17,146
Closing liabilities, Reinsurance	201				195
Insurance contracts other than those to which premium allocation approach has been applied [member] | Investment contracts with DPF [member]
Disclosure of movement by measurement component insurance reinsurance contracts and investment contracts [line items]
Opening assets, Investment contracts	0		0		0
Opening liabilities, Investment contracts	21,281		22,332		22,332
Net opening balance, Investment contracts	21,281		22,332		22,332
Changes in estimates that adjust contractual service margin	0				0
Changes in estimates that adjust onerous contracts	(1)				2
New contracts issued – non-onerous	0				0
Changes that relate to future service	(1)				2
Earnings released from contractual service margin	(9)				(37)
Release of risk adjustment	(4)				(14)
Experience adjustments on current service	0				4
Changes that relate to current service	(13)				(47)
Insurance service result	(13)				(45)
General Model [Abstract]
Changes in interest rates and other financial assumptions	1				0
Variable Fee Approach [Abstract]
Change in fair value of the underlying assets of products with direct participating features	(441)				2,916
Insurance finance income / (expenses)	(440)				2,916
Premiums received	106				413
Claims, benefits and expenses paid	(848)				(3,157)
Acquisition costs paid	(2)				(2)
Other	(1)				1
Cash flows	(746)				(2,744)
Transfers to disposal groups	(20,196)				0
Net exchange differences	133				(1,177)
Net closing balance, Investment contracts	20				21,281
Closing assets, Investment contracts	0				0
Closing liabilities, Investment contracts	20				21,281
BEL [Member] | Insurance contracts other than those to which premium allocation approach has been applied [member] | Insurance contracts issued [member]
Disclosure of movement by measurement component insurance reinsurance contracts and investment contracts [line items]
Opening assets	100		452		452
Beginning balance	164,531		176,063		176,063
Opening net balance	164,430		175,611		175,611
Changes in estimates that adjust contractual service margin	(27)				(371)
Changes in estimates that adjust onerous contracts	717				1,069
New contracts issued – non-onerous	(468)				(788)
New contracts issued – onerous	19				25
Changes that relate to future service	241				(65)
Earnings released from contractual service margin	0				0
Release of risk adjustment	0				0
Experience adjustments on current service	(58)				439
Revenue recognised for incurred policyholder tax expenses	3				(11)
Changes that relate to current service	(55)				428
Changes that relate to past service	0				1
Experience adjustments on claims incurred	0				1
Insurance service result	186				364
General Model [Abstract]
Interest accreted to insurance contracts	1,301				2,654
Changes in interest rates and other financial assumptions	196				1,775
Revaluation of changes in non-financial assumptions and experience adjustments to current interest rates	(45)				(138)
Variable Fee Approach [Abstract]
Change in fair value of the underlying assets	4,309				14,316
Change in fulfilment value - risk mitigation option	(616)				(836)
Insurance finance income / (expenses)	5,145				17,770
Premiums received	6,651				14,405
Claims, benefits and expenses paid	(11,240)				(24,576)
Acquisition costs paid	(638)				(1,126)
Other	(11)				(30)
Cash flows	(5,238)				(11,326)
Disposal of a business	0				(7)
Transfers to disposal groups	(41,515)				0
Other movements	(41,515)				(7)
Net exchange differences	3,651				(17,981)
Closing net balance	126,659				164,430
Closing assets	104				100
Closing balance	126,764				164,531
BEL [Member] | Insurance contracts other than those to which premium allocation approach has been applied [member] | Reinsurance contracts held [member]
Disclosure of movement by measurement component insurance reinsurance contracts and investment contracts [line items]
Increase Decrease Through Reversals of Loss Recovery Component Insurance Contracts Liability Asset	0				0
Opening assets, Reinsurance	15,816		15,374		15,374
Opening liabilities, Reinsurance	172		693		693
Net opening balance, Reinsurance	15,644		14,681		14,681
Changes in estimates that adjust contractual service margin	(53)				(234)
Changes in estimates that relate to losses and reversals of losses on underlying onerous contracts	476				591
New reinsurance contracts recognized in the year	(11)				(200)
Changes that relate to future service	411				157
Earnings released from contractual service margin	0				0
Release of risk adjustment	0				0
Experience adjustments on current service	(26)				300
Changes that relate to current service	(26)				300
Variable Fee Approach [Abstract]
Net income/expenses of reinsurance held	386				457
Insurance finance income / (expenses)	144				652
Premiums paid, net of received fixed commission	628				4,950
Amounts received	(1,415)				(3,270)
Other	0				(1)
Cash flows	(788)				1,680
Transfers to disposal groups	6				0
Net exchange differences	427				(1,826)
Net closing balance, Reinsurance	15,819				15,644
Closing assets, Reinsurance	15,998				15,816
Closing liabilities, Reinsurance	179				172
BEL [Member] | Insurance contracts other than those to which premium allocation approach has been applied [member] | Investment contracts with DPF [member]
Disclosure of movement by measurement component insurance reinsurance contracts and investment contracts [line items]
Opening assets, Investment contracts	0		0		0
Opening liabilities, Investment contracts	20,940		21,987		21,987
Net opening balance, Investment contracts	20,940		21,987		21,987
Changes in estimates that adjust contractual service margin	24				(66)
Changes in estimates that adjust onerous contracts	(1)				2
New contracts issued – non-onerous	(2)				0
Changes that relate to future service	22				(64)
Earnings released from contractual service margin	0				0
Release of risk adjustment	0				0
Experience adjustments on current service	0				4
Changes that relate to current service	0				4
Insurance service result	22				(60)
Variable Fee Approach [Abstract]
Change in fair value of the underlying assets of products with direct participating features	(441)				2,916
Insurance finance income / (expenses)	(440)				2,916
Premiums received	106				413
Claims, benefits and expenses paid	(848)				(3,157)
Acquisition costs paid	(2)				(2)
Other	(1)				1
Cash flows	(746)				(2,744)
Transfers to disposal groups	(19,891)				0
Net exchange differences	131				(1,159)
Net closing balance, Investment contracts	15				20,940
Closing assets, Investment contracts	0				0
Closing liabilities, Investment contracts	15				20,940
RA [member] | Insurance contracts other than those to which premium allocation approach has been applied [member] | Insurance contracts issued [member]
Disclosure of movement by measurement component insurance reinsurance contracts and investment contracts [line items]
Opening assets	(35)		(323)		(323)
Beginning balance	3,134		3,295		3,295
Opening net balance	3,169		3,618		3,618
Changes in estimates that adjust contractual service margin	(70)				(78)
Changes in estimates that adjust onerous contracts	143				29
New contracts issued – non-onerous	79				118
New contracts issued – onerous	10				17
Changes that relate to future service	162				86
Earnings released from contractual service margin	0				0
Release of risk adjustment	(132)				(278)
Experience adjustments on current service	0				0
Revenue recognised for incurred policyholder tax expenses	0				0
Changes that relate to current service	(132)				(278)
Changes that relate to past service	0				0
Experience adjustments on claims incurred	0				0
Insurance service result	30				(191)
General Model [Abstract]
Interest accreted to insurance contracts	62				141
Changes in interest rates and other financial assumptions	1				(4)
Revaluation of changes in non-financial assumptions and experience adjustments to current interest rates	(4)				10
Variable Fee Approach [Abstract]
Change in fair value of the underlying assets	0				0
Change in fulfilment value - risk mitigation option	0				0
Insurance finance income / (expenses)	59				148
Premiums received	0				0
Claims, benefits and expenses paid	0				0
Acquisition costs paid	0				0
Other	0				0
Cash flows	0				0
Disposal of a business	0				0
Transfers to disposal groups	(218)				0
Other movements	(218)				0
Net exchange differences	85				(405)
Closing net balance	3,126				3,169
Closing assets	(38)				(35)
Closing balance	3,087				3,134
RA [member] | Insurance contracts other than those to which premium allocation approach has been applied [member] | Reinsurance contracts held [member]
Disclosure of movement by measurement component insurance reinsurance contracts and investment contracts [line items]
Increase Decrease Through Reversals of Loss Recovery Component Insurance Contracts Liability Asset	0				0
Opening assets, Reinsurance	691		433		433
Opening liabilities, Reinsurance	(30)		(361)		(361)
Net opening balance, Reinsurance	721		794		794
Changes in estimates that adjust contractual service margin	13				(20)
Changes in estimates that relate to losses and reversals of losses on underlying onerous contracts	(13)				9
New reinsurance contracts recognized in the year	3				60
Changes that relate to future service	2				50
Earnings released from contractual service margin	0				0
Release of risk adjustment	(35)				(72)
Experience adjustments on current service	0				0
Changes that relate to current service	(35)				(72)
Variable Fee Approach [Abstract]
Net income/expenses of reinsurance held	(32)				(22)
Insurance finance income / (expenses)	18				43
Premiums paid, net of received fixed commission	0				0
Amounts received	0				0
Other	0				0
Cash flows	0				0
Transfers to disposal groups	0				0
Net exchange differences	20				(94)
Net closing balance, Reinsurance	726				721
Closing assets, Reinsurance	685				691
Closing liabilities, Reinsurance	(41)				(30)
RA [member] | Insurance contracts other than those to which premium allocation approach has been applied [member] | Investment contracts with DPF [member]
Disclosure of movement by measurement component insurance reinsurance contracts and investment contracts [line items]
Opening assets, Investment contracts	0		0		0
Opening liabilities, Investment contracts	97		112		112
Net opening balance, Investment contracts	97		112		112
Changes in estimates that adjust contractual service margin	(4)				5
Changes in estimates that adjust onerous contracts	0				0
New contracts issued – non-onerous	0				0
Changes that relate to future service	(4)				5
Earnings released from contractual service margin	0				0
Release of risk adjustment	(4)				(14)
Experience adjustments on current service	0				0
Changes that relate to current service	(4)				(14)
Insurance service result	(7)				(10)
General Model [Abstract]
Changes in interest rates and other financial assumptions	0				0
Variable Fee Approach [Abstract]
Change in fair value of the underlying assets of products with direct participating features	0				0
Insurance finance income / (expenses)	0				0
Premiums received	0				0
Claims, benefits and expenses paid	0				0
Acquisition costs paid	0				0
Other	0				0
Cash flows	0				0
Transfers to disposal groups	(90)				0
Net exchange differences	1				(6)
Net closing balance, Investment contracts	0				97
Closing assets, Investment contracts	0				0
Closing liabilities, Investment contracts	0				97
CSM [member] | Insurance contracts issued [member]
Disclosure of movement by measurement component insurance reinsurance contracts and investment contracts [line items]
Opening net balance	8,406		8,964		8,964
Changes in estimates that adjust contractual service margin	96				449
Earnings released from contractual service margin	(431)				(930)
Variable Fee Approach [Abstract]
Insurance finance income / (expenses)	130				226
Net exchange differences	210				(972)
Closing net balance	7,556				8,406
CSM [member] | Reinsurance contracts held [member]
Disclosure of movement by measurement component insurance reinsurance contracts and investment contracts [line items]
Opening net balance	585		237		237
Changes in estimates that adjust contractual service margin	41				254
Earnings released from contractual service margin	(18)				(11)
Variable Fee Approach [Abstract]
Insurance finance income / (expenses)	0				(12)
Net exchange differences	17				(42)
Closing net balance	619				585
CSM [member] | Investment contracts with DPF [member]
Disclosure of movement by measurement component insurance reinsurance contracts and investment contracts [line items]
Opening net balance	245		233		233
Changes in estimates that adjust contractual service margin	(20)				61
Earnings released from contractual service margin	(9)				(37)
Variable Fee Approach [Abstract]
Insurance finance income / (expenses)	0
Transfers to disposal groups	(214)
Net exchange differences	2				(13)
Closing net balance	4				245
CSM [member] | Insurance contracts other than those to which premium allocation approach has been applied [member] | Insurance contracts issued [member]
Disclosure of movement by measurement component insurance reinsurance contracts and investment contracts [line items]
Opening assets	(47)		(5)		(5)
Beginning balance	8,359		8,959		8,959
Opening net balance	8,406		8,964		8,964
Changes in estimates that adjust contractual service margin	96				449
Changes in estimates that adjust onerous contracts	0				0
New contracts issued – non-onerous	390				669
New contracts issued – onerous	0				0
Changes that relate to future service	486				1,118
Earnings released from contractual service margin	(431)				(930)
Release of risk adjustment	0				0
Experience adjustments on current service	0				0
Revenue recognised for incurred policyholder tax expenses	0				0
Changes that relate to current service	(431)				(930)
Changes that relate to past service	0				0
Experience adjustments on claims incurred	0				0
Insurance service result	54				189
General Model [Abstract]
Interest accreted to insurance contracts	130				226
Changes in interest rates and other financial assumptions	0				0
Revaluation of changes in non-financial assumptions and experience adjustments to current interest rates	0				0
Variable Fee Approach [Abstract]
Change in fair value of the underlying assets	0				0
Change in fulfilment value - risk mitigation option	0				0
Insurance finance income / (expenses)	130				226
Premiums received	0				0
Claims, benefits and expenses paid	0				0
Acquisition costs paid	0				0
Other	0				0
Cash flows	0				0
Disposal of a business	0				0
Transfers to disposal groups	(1,244)				0
Other movements	(1,244)				0
Net exchange differences	210				(972)
Closing net balance	7,556				8,406
Closing assets	(49)				(47)
Closing balance	7,507				8,359
CSM [member] | Insurance contracts other than those to which premium allocation approach has been applied [member] | Reinsurance contracts held [member]
Disclosure of movement by measurement component insurance reinsurance contracts and investment contracts [line items]
Increase Decrease Through Reversals of Loss Recovery Component Insurance Contracts Liability Asset	1				0
Opening assets, Reinsurance	639		208		208
Opening liabilities, Reinsurance	54		(29)		(29)
Net opening balance, Reinsurance	585		237		237
Changes in estimates that adjust contractual service margin	41				254
Changes in estimates that relate to losses and reversals of losses on underlying onerous contracts	(12)				18
New reinsurance contracts recognized in the year	9				141
Changes that relate to future service	37				413
Earnings released from contractual service margin	(18)				(11)
Release of risk adjustment	0				0
Experience adjustments on current service	0				0
Changes that relate to current service	(18)				(11)
Variable Fee Approach [Abstract]
Net income/expenses of reinsurance held	19				402
Insurance finance income / (expenses)	0				(12)
Premiums paid, net of received fixed commission	0				0
Amounts received	0				0
Other	0				0
Cash flows	0				0
Transfers to disposal groups	(2)				0
Net exchange differences	17				(42)
Net closing balance, Reinsurance	619				585
Closing assets, Reinsurance	682				639
Closing liabilities, Reinsurance	62				54
CSM [member] | Insurance contracts other than those to which premium allocation approach has been applied [member] | Investment contracts with DPF [member]
Disclosure of movement by measurement component insurance reinsurance contracts and investment contracts [line items]
Opening assets, Investment contracts	0		0		0
Opening liabilities, Investment contracts	245		233		233
Net opening balance, Investment contracts	245		€ 233		233
Changes in estimates that adjust contractual service margin	(20)				61
Changes in estimates that adjust onerous contracts	0				0
New contracts issued – non-onerous	1				0
Changes that relate to future service	(19)				61
Earnings released from contractual service margin	(9)				(37)
Release of risk adjustment	0				0
Experience adjustments on current service	0				0
Changes that relate to current service	(9)				(37)
Insurance service result	(28)				25
General Model [Abstract]
Changes in interest rates and other financial assumptions	0				0
Variable Fee Approach [Abstract]
Change in fair value of the underlying assets of products with direct participating features	0				0
Insurance finance income / (expenses)	0				0
Premiums received	0				0
Claims, benefits and expenses paid	0				0
Acquisition costs paid	0				0
Other	0				0
Cash flows	0				0
Transfers to disposal groups	(214)				0
Net exchange differences	2				(13)
Net closing balance, Investment contracts	4				245
Closing assets, Investment contracts	0				0
Closing liabilities, Investment contracts	€ 4				€ 245

[1]	Investment contracts with DPF - Without direct part. includes EUR (2) million in line Total insurance finance income / (expenses) and Insurance net investment result.
[2]	1H 2025 figures are restated as Aegon UK is classified as discontinued operations.